FINANCIAL INSTRUMENTS - Hedging Instruments and Hedged Forecast Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	$ 54.7	$ 30.6
Hedging instruments	54.7	30.6
Hedged items premiums paid	(54.7)	(30.6)
Canadian dollar contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	23.4	32.7
Hedging instruments	23.4	32.7
Hedged items premiums paid	(23.4)	(32.7)
Oil contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	31.3	(2.1)
Hedging instruments	31.3	(2.1)
Hedged items premiums paid	(31.3)	2.1
Gold price contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Accumulated cash flow hedge fair reserve (before tax)	0.0	0.0
Hedging instruments	0.0	0.0
Hedged items premiums paid	$ 0.0	$ 0.0